Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for Mr. Brock ($)	Summary Compensation Table Total for Mr. Lang ($)	Compensation Actually Paid to Mr. Brock ($)(2)	Compensation Actually Paid to Mr. Lang ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($MMs)	ICP Free Cash Flow* ($MMs)(4)
							Total Shareholder Return ($)	Performance Peer Group Total Shareholder Return ($)(3)
2025	$19,445,313	$27,246,982	$10,369,881	$20,448,380	$5,541,422	$3,764,824	$1,325.96	$1,308.80	($153)	$188
2024	$13,091,307	$—	$13,651,298	$—	$2,668,756	$3,020,169	$1,589.45	$1,066.90	$286	$456
2023	$13,194,665	$—	$20,455,474	$—	$2,231,481	$3,162,417	$1,491.14	$1,121.74	$656	$846
2022	$9,963,103	$—	$33,755,260	$—	$1,477,694	$3,694,785	$927.72	$701.62	$467	$585
2021	$7,115,513	$—	$20,081,272	$—	$1,029,306	$2,158,019	$314.98	$315.71	$34	$184

Company Selected Measure Name	ICP Free Cash Flow
Named Executive Officers, Footnote	The following individuals are our PEOs and other Named Executive Officers for each fiscal year:

Year	PEO(s)	Non-PEO NEOs
2025	James A. Brock and Paul A. Lang	Mitesh B. Thakkar, Rosemary L. Klein, George J. Schuller, Jr., and Deck S. Slone
2024	James A. Brock	Mitesh B. Thakkar, Martha A. Wiegand, Kurt R. Salvatori, and John M. Rothka
2023	James A. Brock	Mitesh B. Thakkar, Martha A. Wiegand, Kurt R. Salvatori, and John M. Rothka
2022	James A. Brock	Mitesh B. Thakkar, Martha A. Wiegand, Kurt R. Salvatori, and John M. Rothka
2021	James A. Brock	Mitesh B. Thakkar, Martha A. Wiegand, Kurt R. Salvatori, and John M. Rothka

Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The performance peer group consists of six companies that are comparable peers: Alliance Resource Partners, L.P., Alpha Metallurgical Resources, Inc., Hallador Energy Company, Peabody Energy Corporation, Ramaco Resources, Inc., and Warrior Met Coal, Inc.
Adjustment To PEO Compensation, Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2025
Adjustments	Mr. Brock	Mr. Lang	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	($15,922,176)	($11,677,388)	($4,115,737)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$7,410,117	$7,410,117	$2,383,571
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$—	$—	$—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($442,338)	($2,531,331)	($37,009)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date	$—	$—	$—
Deduction for Change in the Actuarial Present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	($121,035)	$—	($7,423)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$—	$—	$—
TOTAL ADJUSTMENTS	($9,075,432)	($6,798,602)	($1,776,598)

Non-PEO NEO Average Total Compensation Amount	$ 5,541,422	$ 2,668,756	$ 2,231,481	$ 1,477,694	$ 1,029,306
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,764,824	3,020,169	3,162,417	3,694,785	2,158,019
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2025
Adjustments	Mr. Brock	Mr. Lang	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	($15,922,176)	($11,677,388)	($4,115,737)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$7,410,117	$7,410,117	$2,383,571
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$—	$—	$—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($442,338)	($2,531,331)	($37,009)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date	$—	$—	$—
Deduction for Change in the Actuarial Present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	($121,035)	$—	($7,423)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$—	$—	$—
TOTAL ADJUSTMENTS	($9,075,432)	($6,798,602)	($1,776,598)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

ICP Free Cash Flow*
Adjusted EBITDA*
Cash Cost Per Ton (Metallurgical Segment)*
Cash Cost Per Ton (High CV Thermal Segment)*
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 1,325.96	1,589.45	1,491.14	927.72	314.98
Peer Group Total Shareholder Return Amount	1,308.8	1,066.9	1,121.74	701.62	315.71
Net Income (Loss)	$ (153,000,000)	$ 286,000,000	$ 656,000,000	$ 467,000,000	$ 34,000,000
Company Selected Measure Amount	188,000,000	456,000,000	846,000,000	585,000,000	184,000,000
Additional 402(v) Disclosure	Our Board reviews our ICP Free Cash Flow on a quarterly basis as a performance measure and in connection with awarding discretionary bonuses to our NEOs in 2025. We define ICP Free Cash Flow as Adjusted EBITDA, less capital expenditures and interest expense, plus proceeds of non-EBITDA producing asset sales, less the financial accounting impact of non-EBITDA producing asset sales. The GAAP measure most directly comparable to ICP free cash flow is net income (loss). This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 1
Pay vs Performance Disclosure
Name	ICP Free Cash Flow*
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA*
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Cost Per Ton (Metallurgical Segment)*
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Cost Per Ton (High CV Thermal Segment)*
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
James A. Brock [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 19,445,313	$ 13,091,307	$ 13,194,665	$ 9,963,103	$ 7,115,513
PEO Actually Paid Compensation Amount	$ 10,369,881	$ 13,651,298	$ 20,455,474	$ 33,755,260	$ 20,081,272
PEO Name	James A. Brock	James A. Brock	James A. Brock	James A. Brock	James A. Brock
Paul A. Lang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 27,246,982
PEO Actually Paid Compensation Amount	$ 20,448,380
PEO Name	Paul A. Lang
PEO | James A. Brock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,075,432)
PEO | James A. Brock [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,035)
PEO | James A. Brock [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James A. Brock [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,922,176)
PEO | James A. Brock [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,410,117
PEO | James A. Brock [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James A. Brock [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(442,338)
PEO | James A. Brock [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James A. Brock [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul A. Lang [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,798,602)
PEO | Paul A. Lang [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul A. Lang [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul A. Lang [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,677,388)
PEO | Paul A. Lang [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,410,117
PEO | Paul A. Lang [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul A. Lang [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,531,331)
PEO | Paul A. Lang [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul A. Lang [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,776,598)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,423)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,115,737)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,383,571
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,009)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0